Cover	Oct. 19, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	BuzzFeed, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39877
Entity Tax Identification Number	85-3022075
Entity Address, Address Line One	50 West 23rd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	397-2039
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828972
Amendment Flag	false
Class A Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	BZFD
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of approximately $46.00 per share
Trading Symbol	BZFDW
Security Exchange Name	NASDAQ